UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08707

Name of Fund:  BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.7%
Alabama Incentives Financing Authority, RB, Series A, 5.00%, 9/01/42	$990	$994,267
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	2,330	2,626,865
Birmingham Water Works Board, RB, Series B, 5.00%, 1/01/38	530	534,335
Selma IDB, RB, International Paper Co. Project, Series A, 5.38%, 12/01/35	565	565,520

		4,720,987
California — 17.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,895	3,079,556
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,730	1,941,787
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	1,325	1,409,058
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	2,400	2,514,960
5.75%, 3/01/34	2,180	2,269,489
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	1,605	1,698,186
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	2,100	2,283,729
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	1,000	1,060,280
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,575	1,642,158
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	1,825	1,902,252
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,335	1,407,357
Sacramento Municipal Utility District, RB, Series A, 5.00%, 8/15/37	1,600	1,634,176
Municipal Bonds	Par (000)	Value
California (concluded)
San Francisco City & County Airports Commission, Refunding RB, Second Series A, AMT:
5.50%, 5/01/28	$1,085	$1,156,556
5.25%, 5/01/33	850	872,772
San Pablo Joint Powers Financing Authority, Tax Allocation Bonds, Refunding, CAB (NPFGC) (a):
6.12%, 12/01/24	2,635	1,329,937
6.32%, 12/01/25	2,355	1,093,544
6.48%, 12/01/26	2,355	1,005,609
Ventura County Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	1,850	2,052,464

		30,353,870
Colorado — 3.1%
City & County of Denver Colorado, ARB, Aviation Airport System, Series A, AMT:
5.50%, 11/15/28	1,000	1,046,310
5.50%, 11/15/30	340	351,305
5.50%, 11/15/31	405	416,830
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,900	2,104,744
Regional Transportation District, RB, Fastracks Project, Series A, 5.00%, 11/01/37	1,295	1,343,459

		5,262,648
District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/39	2,000	2,147,980
Florida — 12.5%
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,518,510
County of Miami-Dade Florida, Refunding RB:
Aviation, Series A, AMT, 5.00%, 10/01/31	2,900	2,845,509
Water & Sewer System, Series B, 5.25%, 10/01/29 (b)	2,855	3,042,374
County of Osceola Florida School Board, COP, Refunding, Series A, 5.00%, 6/01/28	680	704,548

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB, Series A, 5.00%, 7/01/37	$1,000	$1,002,100
Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,265	1,231,288
JEA Florida Electric System, Refunding RB, Sub-Series C, 5.00%, 10/01/37	1,915	1,952,975
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	4,645	4,924,443
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	3,995	4,214,405

		21,436,152
Georgia — 2.1%
Augusta Georgia Water & Sewerage Revenue, RB (AGM), 5.25%, 10/01/34	3,500	3,630,410
Illinois — 13.6%
Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	2,000	2,063,200
Chicago Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	2,000	2,164,420
Sales Tax Receipts Revenue, 5.25%, 12/01/36	635	650,011
Sales Tax Receipts Revenue, 5.25%, 12/01/40	1,810	1,844,100
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien:
Series A, 5.75%, 1/01/39	1,145	1,191,144
Series C, 6.50%, 1/01/41	5,225	6,151,236
City of Chicago Illinois, Refunding RB:
Second Lien, Water Project, 5.00%, 11/01/42	1,425	1,403,354
Sales Tax Revenue, Series A, 5.25%, 1/01/38	1,795	1,870,498
Illinois Finance Authority, RB, University of Chicago, Series B, 5.50%, 7/01/37	1,000	1,072,170
Illinois Finance Authority, Refunding RB, Northwestern Memorial Healthcare, 5.00%, 8/15/37	455	462,935
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	$1,405	$1,561,854
6.00%, 6/01/28	400	436,456
State of Illinois, GO:
5.50%, 7/01/33	2,000	2,025,820
5.50%, 7/01/38	425	428,532

		23,325,730
Indiana — 3.4%
Indiana Finance Authority, RB:
CWA Authority Project, First Lien, Series A, 5.00%, 10/01/41	605	606,167
Private Activity, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/40	565	530,812
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 2/01/36	3,055	3,207,414
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	1,430	1,498,011

		5,842,404
Louisiana — 1.9%
Terrebonne Levee & Conservation District, RB, Public Improvement Sales Tax Bonds, 5.00%, 7/01/38	740	731,653
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.50%, 5/15/28	1,140	1,205,630
5.50%, 5/15/29	1,215	1,275,592

		3,212,875
Massachusetts — 5.6%
Massachusetts School Building Authority, RB:
(AGM), 5.00%, 8/15/15 (c)	7,630	8,327,306
(AGM), 5.00%, 8/15/30	370	387,789
Dedicated Sales Tax Bonds, Senior Series A, 5.00%, 5/15/43	965	1,002,799

		9,717,894

2	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 4.8%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Senior Lien (AGM):
Series B, 7.50%, 7/01/33	$750	$805,440
Series C-1, 7.00%, 7/01/27	4,810	5,074,646
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,910	2,305,981

		8,186,067
Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,325	1,526,109
Mississippi — 4.0%
Mississippi Development Bank, RB, Jackson Mississippi Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,120	1,304,509
Mississippi Development Bank, Refunding RB, Series A:
Jackson Mississippi Water & Sewer System (AGM), 5.00%, 9/01/30	2,940	3,068,566
Jackson Public School District Project, 5.00%, 4/01/28	1,500	1,533,375
University of Southern Mississippi, Refunding RB, S.M. Educational Building Corp., Residence Hall Construction Project:
5.00%, 3/01/33	415	430,666
5.00%, 3/01/38	565	577,498

		6,914,614
Missouri — 0.3%
The Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/28 (b)	455	480,812
Nevada — 2.6%
Clark County Water Reclamation District, GO, Series A, 5.25%, 7/01/34	1,500	1,651,380
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	1,410	1,460,365
Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada, ARB (concluded):
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	$1,360	$1,361,782

		4,473,527
New Jersey — 10.3%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	3,575	3,677,317
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	2,100	2,153,109
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,780	1,871,492
Series A (AGC), 5.63%, 12/15/28	3,170	3,588,313
Series B, 5.25%, 6/15/36	1,000	1,038,450
Rutgers The State University of New Jersey, Refunding RB:
Series J, 5.00%, 5/01/32	1,270	1,345,298
Series L, 5.00%, 5/01/32	785	831,543
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/27	2,000	2,115,700
5.00%, 11/01/28	1,000	1,049,000

		17,670,222
New York — 7.6%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	2,510	2,664,892
New York City Municipal Water Finance Authority, Refunding RB, Series EE:
Fiscal 2009, 5.25%, 6/15/40	3,410	3,563,757
Water & Sewer System, Second General Resolution, 5.38%, 6/15/43	1,305	1,380,925
New York State Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	5,320	5,479,387

		13,088,961
Ohio — 1.0%
Ohio Higher Educational Facility Commission, Refunding RB, Kenyon College Project, 5.00%, 7/01/37	285	285,872

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio State Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1 (b):
5.25%, 2/15/30	$655	$691,706
5.25%, 2/15/31	655	688,595

		1,666,173
Puerto Rico — 2.2%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,945	1,981,294
Puerto Rico Sales Tax Financing Corp., Refunding RB, Senior Series C, 5.25%, 8/01/40	1,815	1,739,260

		3,720,554
South Carolina — 0.7%
Charleston Educational Excellence Finance Corp., Refunding RB, Charleston County School, 5.00%, 12/01/29	1,185	1,248,492

Texas — 25.1%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,500	2,637,000
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	1,360	1,432,148
City of Brownsville Texas Utilities System, Refunding RB, Series A, 5.00%, 9/01/29	1,240	1,297,387
City of Houston Texas Utility System, Refunding RB, Combined First Lien, Series A (AGC), 6.00%, 11/15/35	4,000	4,546,960
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	2,600	2,742,740
Dallas-Fort Worth International Airport, ARB, AMT:
Joint Improvement, Series D, 5.00%, 11/01/38	700	665,294
Series H, 5.00%, 11/01/42	4,165	3,932,718
Lower Colorado River Authority, Refunding RB:
Series A, 5.00%, 5/15/29	1,000	1,044,020
Series B, 5.00%, 5/15/37	1,500	1,533,075
North Texas Tollway Authority, RB, Special Projects, System, Series A, 5.50%, 9/01/41	4,250	4,550,007
Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, Refunding RB, System, First Tier (NPFGC):
5.75%, 1/01/40	$4,885	$5,202,574
Series A, 5.63%, 1/01/33	6,585	6,982,405
Series B, 5.75%, 1/01/40	6,275	6,682,938

		43,249,266
Virginia — 1.3%
Lexington IDA, RB, Washington & Lee University, 5.00%, 1/01/43	570	590,571
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/18 (c)	1,300	1,636,921

		2,227,492
Washington — 2.6%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,375	1,457,981
Spokane Public Facilities District, RB, Hotel/Motel & Sales/Use Tax, Series A, 5.00%, 12/01/38	1,845	1,831,771
State of Washington, GO, Various Purpose, Series B, 5.25%, 2/01/36	1,075	1,146,262

		4,436,014
Total Municipal Bonds — 127.1%		218,539,253

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Alabama — 1.3%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	2,120	2,189,875
California — 2.6%
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	3,149	3,375,415
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	1,000	1,033,741

		4,409,156

4	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Colorado — 3.2%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	$5,610	$5,584,643
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35 (e)	1,040	1,164,867
Florida — 8.3%
City of St. Petersburg Florida, Refunding RB (NPFGC), 5.00%, 10/01/35	4,302	4,359,439
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	7,500	8,366,850
County of Miami-Dade Florida, Refunding RB, Transit System, Sales Surtax, 5.00%, 7/01/42	1,000	1,011,440
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	600	627,708

		14,365,437
Illinois — 2.3%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	2,509	2,560,876
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	1,479	1,496,570

		4,057,446
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,406	1,535,033
Massachusetts — 1.8%
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 10/15/41	3,060	3,168,049
Nevada — 5.8%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,660,050
Series B, 5.50%, 7/01/29	3,749	4,254,166

		9,914,216
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New Jersey — 1.4%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	$2,291	$2,388,358
New York — 5.3%
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,400	1,456,829
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	4,530	4,706,780
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	2,660	2,880,062

		9,043,671
Texas — 1.9%
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	3,255	3,293,376
Utah — 0.6%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,005	1,004,735
Washington — 1.7%
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	2,819	2,919,828
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 37.8%		65,038,690
Total Long-Term Investments (Cost — $278,022,490) — 164.9%		283,577,943

Short-Term Securities	Shares
Money Market Funds — 5.9%
FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	10,174,855	10,174,855

	Par (000)
Pennsylvania — 4.8%
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, VRDN, Series A, 0.05%, 8/01/13 (f)	$8,200	8,200,000

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Value
Total Short-Term Securities (Cost — $18,374,855) — 10.7%	$18,374,855
Total Investments (Cost — $296,397,345*) — 175.6%	301,952,798
Liabilities in Excess of Other Assets — (4.6%)	(7,887,427)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.4%)	(35,151,425)
VMTP Shares, at Liquidation Value — (50.6%)	(87,000,000)

Net Assets Applicable to Common Shares — 100.0%	$171,913,946

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$261,687,683

Gross unrealized appreciation	$10,755,468
Gross unrealized depreciation	(5,629,381)

Net unrealized appreciation	$5,126,087

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc	$1,380,301	$1,756
Morgan Stanley	3,042,374	(36,316)
Royal Bank of Scotland Group PLC	480,812	(5,501)

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $2,220,432.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at July 31, 2013	Income
FFI Institutional Tax-Exempt Fund	3,309,474	6,865,381	10,174,855	$453

(h)	Represents the current yield as of report date.

6	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BARB	Building Aid Revenue Bonds
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	GARB	General Airport Revenue Bonds
	Ginnie Mae	Government National Mortgage Association
	GO	General Obligation Bonds
	IDA	Industrial Development Authority
	IDB	Industrial Development Board
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds
	S/F	Single-Family
	VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2013	7

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$283,577,943	—	$283,577,943
Short-Term Securities	$10,174,855	8,200,000	—	18,374,855

Total	$10,174,855	$291,777,943	—	$301,952,798

[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(5,682)	—	$(5,682)
TOB trust certificates	—	(35,139,028)	—	(35,139,028)
VMTP Shares	—	(87,000,000)	—	(87,000,000)

Total	—	$(122,144,710)	—	$(122,144,710)

There were no transfers between levels during the period ended July 31, 2013.

8	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date:	September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date:	September 24, 2013